TAXATION ON INCOME - Current income tax (Details)							12 Months Ended
	Oct. 01, 2023	Sep. 30, 2023	Mar. 12, 2023	Jan. 01, 2023	Dec. 31, 2020	Jan. 01, 2006	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation income
Applicable tax rate				20.00%	20.00%	20.00%	25.00%	25.00%	23.00%	25.00%
Additional tax rate over deduction amounts and tax bases subject to reduced corporate tax			10.00%
Withholding tax rate							15.00%
Rate for tax advances paid							25.00%	25.00%	23.00%
Tax returns, open period							5 years
Tax losses, expiration period							5 years
Applicable tax rate for deferred tax							25.00%
Companies
Taxation income
Applicable tax rate	25.00%	20.00%
Banks
Taxation income
Applicable tax rate	30.00%	25.00%